Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue						$ 401,620
Operating Expenses
General and Administrative	366,243	826,571	3,507,302	1,066,724	1,413,982	515,875
Professional Fees	39,169	54,230	89,643	242,458	342,845	157,976
Officer's Salary	161,861	129,577	361,276	395,782	627,197	528,127
Rent - Related Party	3,556	2,487	9,819	11,913	14,793	11,520
Research and Development	27,626	43,987	65,408	87,228	223,050	148,069
Total Operating Expenses	598,455	1,056,852	4,033,448	1,804,105	2,621,867	1,361,567
Loss from Operations	(598,455)	(1,056,852)	(4,033,448)	(1,804,105)	(2,621,867)	(959,947)
Other Income/(Expenses)
Gain on forgiveness of debt						19,924
Interest expense	(94,703)	(73,276)	(279,846)	(210,891)	(294,352)	(228,954)
Interest income		1,640		6,265	6,369
Total Other Income/(Expenses)	(94,703)	(71,636)	(279,846)	(204,626)	(287,983)	(209,030)
Net (Loss) before Provision for Income Taxes	(693,158)	(1,128,488)	(4,313,294)	(2,008,731)	(2,909,850)	(1,168,977)
Provision for Income Taxes
Net (Loss)	$ (693,158)	$ (1,128,488)	$ (4,313,294)	$ (2,008,731)	$ (2,909,850)	$ (1,168,977)
Net Income (Loss) Per Share - Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding during the period - Basic and Diluted	851,168,167	839,837,716	846,717,942	832,594,572	835,587,422	816,874,442